Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
Employee Benefit Plan, Investment, Fair Value and NAV [Line Items]
Fair Value Measurements
Note 4 – Fair Value
Measurements
Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) 820 defines fair value as the price that
would be received to sell an asset or paid to transfer a
liability in an orderly transaction between market participants at the measurement date.
ASC 820 establishes a fair value hierarchy that distinguishes between (1)
market participant assumptions developed based on
market data obtained from independent sources (observable inputs)
and (2) an entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).
The fair value hierarchy consists of three broad levels, which gives the highest priority to unadjusted quoted prices in active markets for
identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).
In accordance with ASC 820, the Plan
classifies its investments into:
·
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that are accessible at the measurement
date.
·
Level 2 - Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or
indirectly.
Level 2 inputs include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; inputs other than quoted prices that are observable for the asset or
liability; and inputs that are derived principally from or corroborated by observable market data by correlation or other means.
·
Level 3 - Inputs that are unobservable for the asset or liability.
The following section describes the valuation methodologies that were used to measure different financial instruments at fair value, including an indication of the level
in the fair value hierarchy
in which each instrument is
classified.
There have been no
changes in the
methodologies used at December 31, 2025 and 2024.
Money Market Account
Funds held in the money market account are valued at the net asset value of shares held by the Plan as of December 31, 2025 and 2024, which approximates fair value and are classified as Level 1 within the fair value hierarchy.
Mutual Funds
Mutual funds are valued at the net asset value of shares held by the Plan as of December
31, 2025 and 2024.
The Company has
classified its mutual fund holdings as Level 1 within the fair value hierarchy based upon unadjusted quoted prices in active markets for
identical assets or liabilities that were accessible.
Common Collective Trust Funds
The common collective trust funds at December 31, 2025 and December
31, 2024 are valued at net asset value per unit as a practical expedient, which is calculated
based on the
fair values of
the underlying investments held
by the fund
less its
liabilities as reported by
the
issuer of the fund.
The practical expedient is
used for purposes of
these statements, but is
not used in situations when
it is determined to
be probable that the fund will sell the investments for an amount different than the reported net asset value.
Common Stock Fund
The Henry Schein, Inc. Common Stock Fund is a unitized stock fund.
The fund consists of both Henry Schein, Inc. common stock and a short-term cash component that provides liquidity for daily trading.
Henry Schein, Inc. common stock is valued at the quoted market price from a national securities exchange and the short-term cash investment is valued at cost, which approximates fair value.
The
Henry Schein, Inc. Common Stock Fund is classified within Level 1 of the fair value hierarchy based upon unadjusted quoted prices in
active markets for identical assets or liabilities that were accessible at December
31, 2025 and 2024.
The Henry Schein, Inc. common
stock component of $ 37,045,008
and $
37,410,973
is included within “Common stock” on the Statements of Net Assets Available for
Benefits and the short-term cash component of $ 65,747
and $
71,270
is included within “Money market account” on the Statements of
Net Assets Available
for Benefits as of December 31, 2025 and 2024.
The following tables present the Plan’s
investments that are measured and recognized at fair value on a recurring basis classified under
the appropriate level of the fair value hierarchy and investments measured at net asset value per unit, or its equivalent, as a practical expedient as of December 31, 2025 and 2024:
December 31, 2025
Measured at
Net Asset Value Level 1 Level 2 Level 3 Total
Investments:
Money market account
$ - $ 65,747 $ - $ - $ 65,747
Mutual funds
- 285,506,316 - - 285,506,316
Henry Schein, Inc. Common Stock
- 37,045,008 - - 37,045,008
Common collective trust funds
(1)
1,334,523,181 - - - 1,334,523,181
Total investments at fair
value
$ 1,334,523,181 $ 322,617,071 $ - $ - $ 1,657,140,252
December 31, 2024
Measured at
Net Asset Value Level 1 Level 2 Level 3 Total
Investments:
Money market account
$ - $ 71,270 $ - $ - $ 71,270
Mutual funds
- 870,828,651 - - 870,828,651
Henry Schein, Inc. Common Stock
- 37,410,973 - - 37,410,973
Common collective trust funds (1)
595,273,658 - - - 595,273,658
Total investments at fair
value
$ 595,273,658 $ 908,310,894 $ - $ - $ 1,503,584,552
This class represents investments measured at fair value using the net asset value per unit (or its equivalent) as a practical
expedient and, therefore, such investments have not been categorized within the fair value hierarchy.
The fair value amounts
presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the
statements of net assets available for benefits.
The valuation methods as described above may produce a fair value calculation that may not be indicative of net realizable value or
reflective of future fair values.
Furthermore, although the Plan believes its valuation methods are appropriate and consistent with other
market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.
The following tables set forth additional disclosures of the Plan’s common collective trust funds that have fair value estimated using net
asset value:
Fair Value
Estimated Using Net Asset Value
Per Share
December 31, 2025
Fair Value*
Unfunded
Commitment
Redemption
Frequency
Other
Redemption
Restrictions
Redemption
Notice Period
Investment:
Spartan® 500 Index Pool Class D
$ 300,241,616 $ n/a Daily n/a n/a
FRDM Index Target
Date 2040
Commingled Pool Class T
134,345,605 n/a Daily n/a n/a
FRDM Index Target
Date 2030
Commingled Pool Class T
127,425,843 n/a Daily n/a n/a
Spartan® Total International
Index Pool
Class D
98,362,664 n/a Daily n/a n/a
FRDM Index Target
Date 2050
Commingled Pool Class T
88,350,842 n/a Daily n/a n/a
State Street U.S. Bond Index Securities
Lending Series Fund Class XIV
87,447,462 n/a Daily n/a n/a
William Blair US Small-Mid Cap Core
Fund Class 4
67,896,413 n/a Daily n/a n/a
Spartan® Extended Market Index Pool
Class D
62,697,248 n/a Daily n/a n/a
T. Rowe Price Stable Value
Common
Trust Fund Class P
55,525,394 n/a Daily n/a 12
months
Prudential Core Plus Bond Fund
51,256,108 n/a Daily n/a n/a
FRDM Index Target
Date 2035
Commingled Pool Class T
50,130,119
n/a Daily n/a n/a
MFS International Equity Fund Class 3B
40,902,299 n/a Daily n/a n/a
FRDM Index Target
Date 2020
Commingled Pool Class T
31,962,928 n/a Daily n/a n/a
FRDM Index Target
Date 2045
Commingled Pool Class T
31,906,835 n/a Daily n/a n/a
FRDM Index Target
Date 2060
Commingled Pool Class T
29,672,998 n/a Daily n/a n/a
FRDM Index Target
Date 2055
Commingled Pool Class T
27,100,502 n/a Daily n/a n/a
FRDM Index Target
Date 2025
Commingled Pool Class T
24,493,614 n/a Daily n/a n/a
FRDM Index Target
Date 2065
Commingled Pool Class T
6,743,743 n/a Daily n/a n/a
BlackRock Strategic Completion
Non-Lendable Fund M
5,993,457 n/a Daily n/a n/a
FRDM Index Retirement Commingled
Pool Class T
4,976,084 n/a Daily n/a n/a
FRDM Index Target
Date 2015
Commingled Pool Class T
3,673,447 n/a Daily n/a n/a
FRDM Index Target
Date 2010
Commingled Pool Class T
3,410,861 n/a Daily n/a n/a
FRDM Index Target
Date 2070
Commingled Pool Class T
7,099 n/a Daily n/a n/a
Fair Value
Estimated Using Net Asset Value
Per Share
December 31, 2024
Fair Value*
Unfunded
Commitment
Redemption
Frequency
Other
Redemption
Restrictions
Redemption
Notice Period
Investment:
FRDM Index Target
Date 2030
Commingled Pool Class T
$ 118,952,905 $ n/a Daily n/a n/a
FRDM Index Target
Date 2040
Commingled Pool Class T
111,558,340 n/a Daily n/a n/a
FRDM Index Target
Date 2050
Commingled Pool Class T
70,780,812 n/a Daily n/a n/a
T. Rowe Price Stable Value
Common
Trust Fund Class P
63,139,763 n/a Daily n/a 12
months
Prudential Core Plus Bond Fund
46,419,880 n/a Daily n/a n/a
FRDM Index Target
Date 2035
Commingled Pool Class T
41,703,009 n/a Daily n/a n/a
FRDM Index Target
Date 2020
Commingled Pool Class T
33,293,633 n/a Daily n/a n/a
FRDM Index Target
Date 2025
Commingled Pool Class T
24,278,800 n/a Daily n/a n/a
FRDM Index Target
Date 2045
Commingled Pool Class T
23,271,961 n/a Daily n/a n/a
FRDM Index Target
Date 2060
Commingled Pool Class T
21,752,433 n/a Daily n/a n/a
FRDM Index Target
Date 2055
Commingled Pool Class T
19,680,105 n/a Daily n/a n/a
BlackRock Strategic Completion
Non-Lendable Fund M
6,829,867 n/a Daily n/a n/a
FRDM Index Target
Date 2065
Commingled Pool Class T
4,188,429 n/a Daily n/a n/a
FRDM Index Target
Date 2010
Commingled Pool Class T
3,627,904 n/a Daily n/a n/a
FRDM Index Retirement Commingled
Pool Class T
3,103,852 n/a Daily n/a n/a
FRDM Index Target
Date 2015
Commingled Pool Class T
2,691,965 n/a Daily n/a n/a